COMMON STOCK (Details Narrative) - USD ($)		12 Months Ended
	Jun. 12, 2022	Dec. 31, 2022	Oct. 07, 2022	Dec. 31, 2021
Common stock, shares authorized		170,000,000		170,000,000
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued		43,272,728		36,496,998
Common stock, shares outstanding		43,272,728		36,496,998
Stock Issued During Period, Value, New Issues		$ 15,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award		the 36-month anniversary of the later of (x) the closing of the merger and (y) effective date of the Initial Registration Statement (as defined in the Purchase Agreement), (ii) the date on which CCM LLC shall have purchased 150,000,000 of shares of common stock pursuant to the Purchase Agreement, (iii) the date on which common stock shall have failed to be listed or quoted on Nasdaq or any successor principal market and (iv) the commencement of certain bankruptcy proceedings or similar transactions with respect to the Company or all or substantially all of its property.
Purchase Agreement [Member] | Maximum [Member]
Aggregated purchase price		$ 150,000
THOR Industries [Member]
Stock Issued During Period, Value, New Issues	$ 15,000,000
CCM, LLC [Member] | Purchase Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award		which would result in beneficial ownership (as calculated pursuant to Section 13(d) of the Exchange Act and Rule 13d-3 promulgated thereunder) by CCM LLC, together with its affiliates, of more than 9.9%, (ii) which would cause the aggregate purchase price on the applicable VWAP Purchase Date (as defined in the Purchase Agreement) for such purchases to exceed $3,000 and (iii) equal to 20% of the total number of shares of common stock that would count towards VWAP on the applicable Purchase Date of such purchase
CCM, LLC [Member] | Purchase Agreement [Member] | Maximum [Member]
Aggregated purchase price		$ 150,000